Property and Equipment, Net - Schedule of Property, Plant and Equipment Net (Details) (10-K) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Less: accumulated deprecation		$ (73)	$ (273)
Total property and equipment, net	$ 108	59	13
Machinery and Equipment [Member]
Property, plant and equipment, gross		$ 132	$ 286